Condensed Interim Balance Sheets - CAD	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash	CAD 11,765	CAD 3,084	CAD 64,674
Prepaid expenses	4,911	5,519	12,124
Amounts receivable from shareholder (Note 10)	30,822	29,967	0
Amounts receivable	4,832	10,046	7,875
Total Current Assets	52,330	48,616	84,673
Equipment and leasehold improvements (Note 3)	73,062	77,500	33,318
Intangible assets (Note 4)	15,970	15,970	7,141
Total Assets	141,362	142,086	125,132
Current Liabilities
Accounts payable and accrued liabilities (Note 10)	164,144	161,877	87,530
Advances from shareholders (Note 6)	371,126	367,267	431,406
Term Loan (Note 5)	30,000	0	0
Warrant liability (Note 6b)	348,665	364,878	0
Total Current Liabilities	913,935	894,022	518,936
STOCKHOLDERS' (DEFICIENCY)
Common stock (Note 7a), $Nil par value, unlimited amount authorized, 9,238,710 issued and outstanding as of June 30, 2015, (March 31, 2015 - 9,256,410)	559,132	542,323	100
Additional paid in capital (Note 7c)	399,966	324,916	0
Warrants (Note 7b)	190,198	190,198	0
Equity to be issued (Note 7a)	0	0	328,180
Accumulated deficit	(1,921,869)	(1,809,373)	(722,084)
Total Stockholders' (Deficiency)	(772,573)	(751,936)	(393,804)
Total Liabilities and Stockholders' (Deficiency)	CAD 141,362	CAD 142,086	CAD 125,132